Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0000886128
Registrant Name	FUELCELL ENERGY INC
Registration File Number	333-296607
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES